Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

		Group
	2022	2021
	£m	£m
Debt securities	6,024	5,833
Loans and advances to customers	—	18
	6,024	5,851